STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.8%
Dorman Products	6,683	[a]	582,357
Gentherm	42,354	[a]	1,771,668
Stoneridge	39,993	[a]	1,261,779
			3,615,804
Banks - 17.9%
Associated Banc-Corp	68,960		1,457,814
Atlantic Union Bankshares	42,693	[b]	1,508,344
Banner	29,641		1,605,060
Boston Private Financial Holdings	112,768		1,361,110
Bryn Mawr Bank	19,562		730,054
Carolina Financial	21,851		766,752
Central Pacific Financial	44,115		1,321,685
CVB Financial	55,904		1,175,661
Essent Group	45,231	[a]	2,125,405
First Interstate BancSystem, Cl. A	39,961		1,582,855
Hancock Whitney	35,206		1,410,352
IBERIABANK	12,788		969,970
National Bank Holdings, Cl. A	30,794		1,117,822
Old National Bancorp	108,085	[b]	1,793,130
Seacoast Banking Corporation of Florida	37,599	[a,b]	956,519
South State	37,864		2,789,441
Synovus Financial	29,954		1,048,390
Texas Capital Bancshares	12,852	[a]	788,727
Towne Bank	26,353		718,910
Triumph Bancorp	18,861	[a]	547,912
UMB Financial	39,031	[b]	2,569,020
Umpqua Holdings	99,140		1,644,733
United Community Banks	57,799		1,650,739
Webster Financial	73,359		3,504,359
Westamerica Bancorporation	14,128	[b]	870,426
			36,015,190
Capital Goods - 13.5%
Advanced Drainage Systems	51,387		1,684,980
Aerojet Rocketdyne Holdings	55,608	[a,b]	2,489,570
AeroVironment	18,638	[a]	1,058,079
Astec Industries	28,158		916,825
Astronics	36,343	[a]	1,461,716
Blue Bird	16,487	[a]	324,629
Construction Partners, Cl. A	48,027	[a]	721,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 13.5% (continued)
EMCOR	23,490		2,069,469
EnerSys	44,320		3,035,920
Granite Construction	43,290	[b]	2,085,712
Harsco	43,472	[a]	1,192,872
Kaman	18,946		1,206,671
Kennametal	39,858		1,474,347
Lindsay	16,480	[b]	1,354,821
Manitowoc Company	62,736	[a,b]	1,116,701
Rexnord	27,611	[a]	834,404
The Greenbrier Companies	50,943		1,548,667
TPI Composites	57,232	[a]	1,414,775
TriMas	42,749	[a]	1,323,937
			27,315,461
Commercial & Professional Services - 3.2%
Deluxe	20,887		849,265
Huron Consulting Group	28,416	[a]	1,431,598
Knoll	65,839		1,512,980
Korn Ferry	28,658		1,148,326
WageWorks	29,717	[a]	1,509,326
			6,451,495
Consumer Durables & Apparel - 4.0%
Cavco Industries	9,049	[a]	1,425,579
G-III Apparel Group	40,063	[a]	1,178,653
M.D.C. Holdings	37,165		1,218,269
Oxford Industries	19,681	[b]	1,491,820
Taylor Morrison Home	92,669	[a]	1,942,342
William Lyon Homes, Cl. A	41,527	[a]	757,037
			8,013,700
Consumer Services - 1.6%
Cheesecake Factory	60,479	[b]	2,644,142
Dave & Buster's Entertainment	15,554	[b]	629,470
			3,273,612
Diversified Financials - 2.5%
Cohen & Steers	17,630	[b]	906,887
Federated Investors, Cl. B	61,881		2,011,133
Green Dot, Cl. A	19,396	[a]	948,464
WisdomTree Investments	181,841		1,121,959
			4,988,443
Energy - 4.1%
Apergy	40,553	[a]	1,360,148
Callon Petroleum	193,437	[a,b]	1,274,750
Dril-Quip	25,718	[a,b]	1,234,464
Newpark Resources	192,168	[a,b]	1,425,887
Patterson-UTI Energy	146,561	[b]	1,686,917

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 4.1% (continued)
PDC Energy	37,140	[a,b]	1,339,268
			8,321,434
Food, Beverage & Tobacco - 3.0%
Boston Beer, Cl. A	5,278	[a,b]	1,993,817
Flowers Foods	62,178		1,446,882
Fresh Del Monte Produce	48,924		1,318,502
Hain Celestial Group	54,786	[a,b]	1,199,813
			5,959,014
Health Care Equipment & Services - 4.3%
Amedisys	9,547	[a]	1,159,101
AMN Healthcare Services	30,239	[a]	1,640,466
LHC Group	14,750	[a]	1,763,805
NuVasive	21,702	[a]	1,270,435
Omnicell	11,738	[a]	1,009,820
R1 RCM	136,841	[a]	1,721,460
			8,565,087
Insurance - 2.3%
Kemper	20,001		1,725,886
Safety Insurance Group	11,498		1,093,805
Selective Insurance Group	23,503		1,760,140
			4,579,831
Materials - 3.5%
Cabot	36,795		1,755,489
Carpenter Technology	26,605		1,276,508
Coeur Mining	351,138	[a,b]	1,523,939
Louisiana-Pacific	42,703		1,119,673
Schnitzer Steel Industries, Cl. A	56,141		1,469,210
			7,144,819
Media & Entertainment - 3.0%
E.W. Scripps, Cl. A	20,456		312,772
Gray Television	76,072	[a]	1,246,820
John Wiley & Sons, Cl. A	21,183		971,452
MSG Networks, Cl. A	53,492	[a]	1,109,424
Scholastic	36,785		1,222,733
TEGNA	83,762		1,268,994
			6,132,195
Pharmaceuticals Biotechnology & Life Sciences - 1.5%
Cambrex	48,350	[a,b]	2,263,264
Supernus Pharmaceuticals	24,255	[a,b]	802,598
			3,065,862
Real Estate - 8.3%
Agree Realty	32,148	[b,c]	2,059,079
Cousins Properties	31,349	[c]	1,133,893
Empire State Realty Trust, Cl. A	112,875	[c]	1,671,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 8.3% (continued)
Newmark Group, Cl. A	200,125		1,797,123
Outfront Media	26,880	[c]	693,235
Physicians Realty Trust	135,106	[c]	2,356,249
Potlatchdeltic	26,454	[c]	1,031,177
Retail Properties of America, Cl. A	162,724	[c]	1,913,634
Sunstone Hotel Investors	171,506	[c]	2,351,347
Urban Edge Properties	102,990	[c]	1,784,817
			16,792,233
Retailing - 4.9%
Abercrombie & Fitch, Cl. A	43,565	[b]	698,783
Dick's Sporting Goods	58,612	[b]	2,029,734
Dillard's, Cl. A	24,627	[b]	1,533,770
The Children's Place	21,465		2,047,332
Urban Outfitters	60,103	[a]	1,367,343
Williams-Sonoma	34,704		2,255,760
			9,932,722
Semiconductors & Semiconductor Equipment - 4.5%
Brooks Automation	37,880	[b]	1,467,850
Diodes	43,061	[a]	1,566,129
First Solar	28,299	[a,b]	1,858,678
MKS Instruments	26,393		2,055,751
Semtech	42,924	[a]	2,062,498
			9,010,906
Software & Services - 3.3%
CSG Systems International	35,310		1,724,187
LogMeIn	24,334		1,792,929
NIC	63,320		1,015,653
Verint Systems	40,276	[a]	2,166,043
			6,698,812
Technology Hardware & Equipment - 6.5%
Ciena	28,193	[a]	1,159,578
Coherent	18,050	[a,b]	2,461,479
Cray	79,921	[a]	2,782,849
Fabrinet	12,070	[a]	599,517
KEMET	106,338		2,000,218
Lumentum Holdings	36,999	[a]	1,976,117
NETGEAR	50,758	[a]	1,283,670
Tech Data	7,251	[a]	758,455
			13,021,883
Transportation - .4%
Marten Transport	48,109		873,178
Utilities - 4.9%
Avista	63,004		2,809,978
Chesapeake Utilities	19,799		1,881,301

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Utilities - 4.9% (continued)
Portland General Electric		48,132		2,607,310
Southwest Gas Holdings		29,176		2,614,753
				9,913,342
Total Common Stocks (cost $172,641,805)				199,685,023

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 Value ETF (cost $488,198)		4,175		503,088
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,031,204)	2.29	3,031,204	[d]	3,031,204

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,533,795)	2.29	1,533,795	[d]	1,533,795
Total Investments (cost $177,695,002)		101.5%		204,753,110
Liabilities, Less Cash and Receivables		(1.5%)		(2,979,631)
Net Assets		100.0%		201,773,479

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $29,658,606 and the value of the collateral held by the fund was $29,927,530, consisting of cash collateral of $1,533,795 and U.S. Government & Agency securities valued at $28,393,735.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	199,685,023	-	-	199,685,023
Exchange-Traded Funds	503,088	-	-	503,088
Investment Companies	4,564,999	-	-	4,564,999

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2019, accumulated net unrealized appreciation on investments was $27,058,108, consisting of $35,531,070 gross unrealized appreciation and $8,472,962 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.